LIABILITIES AND DEBT - Loan Payable - PPP and SBA Loan (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 25, 2020	Apr. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	May 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Note payable - related party				$ 299,489			$ 137,856
Aggregate Principal Amount				72,269
Loan payable			$ 298,900	713,182			$ 709,044
other non-operating income			1,760,755	407,994
Harper & Jones LLC
Debt Instrument [Line Items]
Note payable - related party				299,489
Face value			140,928	$ 153,860	$ 75,000
Interest rate of loans				12.00%	7.76%
Loan payable				$ 149,962
Proceeds from Loan Originations				$ 140,000
Interest rates of notes				12.00%
Harper & Jones LLC | Previously Reported
Debt Instrument [Line Items]
Interest rate of loans				9.90%
Paycheck Protection Program, Cares Act
Debt Instrument [Line Items]
Face value		$ 203,994
Interest rate of loans		1.00%
Interest deferral term		6 months
Debt instrument term		2 years
Convertible Note Payable, Net				$ 203,994
other non-operating income				407,994
Paycheck Protection Program, Cares Act | Bailey LLC.
Debt Instrument [Line Items]
Face value		$ 1,347,050			$ 204,000	$ 1,347,050
Convertible Note Payable, Net				204,000
Economic Injury Disaster Loan
Debt Instrument [Line Items]
Face value	$ 150,000		$ 148,900	$ 148,900
Interest rate of loans	3.75%
Debt instrument term	30 years